Investments (Tables)	12 Months Ended
Dec. 31, 2023
Investment [Abstract]
Summary of investments by company
The detail, by company, of Investments is as follows:

EUR million
	2023	2022	2021
Associated entities	5,682	5,634	5,833
Merlin Properties, SOCIMI, S.A.	1,621	1,653	1,640
Caceis	1,139	1,046	975
Zurich Santander Insurance America, S.L. - Consolidated	936	916	826
Metrovacesa, S.A.	899	979	1,087
CNP Santander	423	406	418
Ebury Partners Limited (note 3)	—	—	394
Other companies	664	634	493

Joint Ventures entities	1,964	1,981	1,692
Santander Caceis Latam Holding 1, S.L. - Consolidated (previously Santander Securities Services Latam Holding, S.L)	389	359	334
Santander Vida Seguros y Reaseguros, S.A.	362	356	378
U.C.I., S.A. - Consolidated	349	416	228
Fortune Auto Finance Co., Ltd.	254	244	222
Hyundai Capital UK Limited	205	223	201
Banco RCI Brasil S.A.	92	95	92
Other companies	313	288	237
Total Associated entities and Joint ventures	7,646	7,615	7,525

Summary of goodwill of the main investments in joint ventures and associates
Below is a breakdown of the Goodwill of the main investments in joint ventures and associates included in the balance of this heading:

EUR million
	2023	2022	2021
Goodwill	1,460	1,508	1,723
Of which:
Zurich Santander Insurance America, S.L. - Consolidated	526	526	526
Caceis	337	337	337

Summary of changes in investments
The changes in the investments were as follows:

EUR million
	2023	2022	2021
Balance at beginning of year	7,615	7,525	7,622
Acquisitions (disposals) of companies and capital increases (reductions)	52	142	94
Changes in the consolidation method (note 3)	(43)	(320)	—
Of which:
Ebury Partners Limited	—	(382)	—
Effect of equity accounting	613	702	432
Dividends distributed and reimbursements of share premium	(565)	(560)	(662)
Of which:
Zurich Santander Insurance América, S.L. - Consolidado	(202)	(160)	(230)
Caceis	—	—	(144)
Hyundai Capital UK Limited	(58)	—	—
Santander Vida Seguros y Reaseguros, S.A.- Consolidated	(52)	(40)	(31)
CNP Santander	(51)	(15)	(60)
Merlin Properties, SOCIMI, S.A.	(51)	(139)	(52)
Metrovacesa, S.A.	(50)	(124)	(60)
Other global result	(24)	70	(13)
Exchange differences and other changes	(2)	56	52
Balance at end of year	7,646	7,615	7,525

Summary of financial information on the main associates and joint ventures
A summary of the financial information at the end of December 2023 of the main associates and joint ventures (obtained from the information available at the date of preparation of the consolidated financial statements) is shown below:

EUR million
	Associates					Joint ventures
	Merlin Properties, SOCIMI, S.A.A	Metrovacesa, S.A.A	Caceis	Zurich Santander Insurance América, S.L. - Consolidated	CNP Santander	Santander Caceis Latam Holding, S.L. - Consolidated	U.C.I., S.A. - Consolidated	Hyundai Capital UK Limited	Fortune Auto Finance Co., LTD	Santander Vida Seguros y Reaseguros, S.A.- Consolidated (note 3)	Banco RCI Brasil S.A.
Current assets	539	2,106	31,026	1,595	217	140	270	1,885	186	88	8
Non current assets	11,512	407	85,305	19,252	2,157	584	10,302	3,099	2,034	1,702	2,144
Total assets	12,051	2,513	116,331	20,847	2,374	724	10,572	4,984	2,220	1,790	2,152
Current liabilities	951	382	8,979	333	25	136	146	2,465	21	198	73
Non current liabilities	4,252	326	102,575	19,405	1,907	13	9,776	2,107	1,691	1,025	1,842
Total liabilities	5,203	708	111,554	19,738	1,932	149	9,922	4,572	1,712	1,223	1,915
Attributable profit for the period	263	(23)	392	465	100	80	(88)	72	50	109	31
Other accumulated comprehensive income	80	—	(6)	(639)	(43)	(209)	150	(7)	(19)	(48)	(223)
Rest of equity	6,505	1,828	4,391	1,283	385	704	588	347	477	506	429
Total Equity	6,848	1,805	4,777	1,109	442	575	650	412	508	567	237
Total liabilities and equity	12,051	2,513	116,331	20,847	2,374	724	10,572	4,984	2,220	1,790	2,152

Ordinary activities income	487	524	6,459	5,097	817	143	592	1,110	219	737	299
Profit (loss) from continuing operations	41	(23)	392	465	100	80	(88)	72	50	109	31
Profit (loss) for the year from discontinuing operations	222	—	—	—	—	—	—	—	—	—	—
A.Data as of 31 December 2022, latest accounts available.